Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2010 Fund
December 31, 2023
Z10-NPRT3-0224
1.9884233.106
Domestic Equity Funds - 11.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	9,378	146,490
Fidelity Series Commodity Strategy Fund (a)	450	41,700
Fidelity Series Large Cap Growth Index Fund (a)	4,860	93,065
Fidelity Series Large Cap Stock Fund (a)	5,036	98,403
Fidelity Series Large Cap Value Index Fund (a)	11,910	175,308
Fidelity Series Small Cap Core Fund (a)	38	431
Fidelity Series Small Cap Opportunities Fund (a)	3,540	49,207
Fidelity Series Value Discovery Fund (a)	4,359	64,869
TOTAL DOMESTIC EQUITY FUNDS (Cost $603,593)		669,473

International Equity Funds - 15.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,591	52,759
Fidelity Series Emerging Markets Fund (a)	8,086	68,409
Fidelity Series Emerging Markets Opportunities Fund (a)	15,805	273,898
Fidelity Series International Growth Fund (a)	7,639	130,856
Fidelity Series International Index Fund (a)	4,216	49,583
Fidelity Series International Small Cap Fund (a)	5,634	95,547
Fidelity Series International Value Fund (a)	11,224	130,981
Fidelity Series Overseas Fund (a)	10,089	130,859
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $844,467)		932,892

Bond Funds - 66.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	91,126	862,968
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	23,625	180,966
Fidelity Series Corporate Bond Fund (a)	49,484	461,189
Fidelity Series Emerging Markets Debt Fund (a)	3,969	30,757
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,086	10,172
Fidelity Series Floating Rate High Income Fund (a)	620	5,596
Fidelity Series Government Bond Index Fund (a)	72,827	673,648
Fidelity Series High Income Fund (a)	3,763	31,650
Fidelity Series International Credit Fund (a)	7	58
Fidelity Series International Developed Markets Bond Index Fund (a)	26,697	233,333
Fidelity Series Investment Grade Bond Fund (a)	67,681	683,583
Fidelity Series Investment Grade Securitized Fund (a)	50,979	459,832
Fidelity Series Long-Term Treasury Bond Index Fund (a)	43,498	254,900
Fidelity Series Real Estate Income Fund (a)	617	5,852
TOTAL BOND FUNDS (Cost $4,017,885)		3,894,504

Short-Term Funds - 6.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.43% (a)(b)	80,289	80,289
Fidelity Series Short-Term Credit Fund (a)	7,148	70,408
Fidelity Series Treasury Bill Index Fund (a)	25,041	248,905
TOTAL SHORT-TERM FUNDS (Cost $398,726)		399,602

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,864,671)	5,896,471
NET OTHER ASSETS (LIABILITIES) - 0.0%	(13)
NET ASSETS - 100.0%	5,896,458

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	800,234	153,451	88,765	20,597	(2,477)	525	862,968
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	203,090	12,132	23,974	5,892	(3,221)	(7,061)	180,966
Fidelity Series Blue Chip Growth Fund	151,478	16,951	62,559	812	9,258	31,362	146,490
Fidelity Series Canada Fund	59,125	5,717	15,995	1,745	(2)	3,914	52,759
Fidelity Series Commodity Strategy Fund	42,713	9,480	7,887	1,739	(465)	(2,141)	41,700
Fidelity Series Corporate Bond Fund	434,611	53,632	35,947	13,949	(168)	9,061	461,189
Fidelity Series Emerging Markets Debt Fund	29,633	3,292	3,760	1,444	(29)	1,621	30,757
Fidelity Series Emerging Markets Debt Local Currency Fund	10,052	1,131	1,294	491	82	201	10,172
Fidelity Series Emerging Markets Fund	49,454	25,613	8,843	1,639	(483)	2,668	68,409
Fidelity Series Emerging Markets Opportunities Fund	297,761	47,757	86,337	7,565	(256)	14,973	273,898
Fidelity Series Floating Rate High Income Fund	5,719	677	901	430	6	95	5,596
Fidelity Series Government Bond Index Fund	639,024	90,681	49,475	13,831	(793)	(5,789)	673,648
Fidelity Series Government Money Market Fund 5.43%	100,920	17,237	37,868	3,751	-	-	80,289
Fidelity Series High Income Fund	30,971	2,956	3,104	1,524	(74)	901	31,650
Fidelity Series International Credit Fund	55	2	-	2	-	1	58
Fidelity Series International Developed Markets Bond Index Fund	231,799	28,382	27,841	8,810	(508)	1,501	233,333
Fidelity Series International Growth Fund	137,221	11,138	28,138	1,684	1,890	8,745	130,856
Fidelity Series International Index Fund	56,893	4,980	15,387	1,388	1,253	1,844	49,583
Fidelity Series International Small Cap Fund	44,634	49,391	8,523	3,142	201	9,844	95,547
Fidelity Series International Value Fund	136,857	10,765	29,159	4,195	1,820	10,698	130,981
Fidelity Series Investment Grade Bond Fund	653,312	81,405	52,825	20,139	(614)	2,305	683,583
Fidelity Series Investment Grade Securitized Fund	448,061	50,309	38,647	13,313	(616)	725	459,832
Fidelity Series Large Cap Growth Index Fund	95,981	10,297	33,531	807	4,225	16,093	93,065
Fidelity Series Large Cap Stock Fund	104,970	13,453	30,767	5,248	1,654	9,093	98,403
Fidelity Series Large Cap Value Index Fund	196,003	30,061	62,155	7,112	1,287	10,112	175,308
Fidelity Series Long-Term Treasury Bond Index Fund	240,310	64,360	38,376	5,859	(3,609)	(7,785)	254,900
Fidelity Series Overseas Fund	137,078	10,217	26,624	2,144	2,119	8,069	130,859
Fidelity Series Real Estate Income Fund	10,718	731	5,618	464	(542)	563	5,852
Fidelity Series Short-Term Credit Fund	71,188	4,073	6,273	1,534	3	1,417	70,408
Fidelity Series Small Cap Core Fund	1,275	9	878	8	15	10	431
Fidelity Series Small Cap Opportunities Fund	47,901	4,900	9,887	470	434	5,859	49,207
Fidelity Series Treasury Bill Index Fund	283,615	59,677	94,098	10,584	(215)	(74)	248,905
Fidelity Series Value Discovery Fund	71,706	10,940	20,311	3,017	27	2,507	64,869
	5,824,362	885,797	955,747	165,329	10,202	131,857	5,896,471

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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